Taxes on Income (Details) - Schedule of deferred income taxes reflect the net tax effects of net operating loss - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Income Taxes Reflect The Net Tax Effects Of Net Operating Loss Abstract
Net operating loss and capital losses carry-forward	$ 6,343	$ 6,254
Research and development credits	438	588
Vacation accrual	48	62
Net deferred tax asset before deferred tax liabilities and valuation allowance	6,829	6,904
Valuation allowance	(6,829)	(6,904)
Net deferred tax assets